Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	$ (335,174)	$ (488,804)	$ (606,632)
Ending Balance	(1,055,789)	(335,174)	(488,804)
Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	7,337,813	6,810,168	6,230,886
Effects in profit and loss	760,686	498,285	623,395
Other comprehensive income	30,216	29,360	(44,113)
Ending Balance	8,128,715	7,337,813	6,810,168
Derivative financial instruments [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(50,232)	(87,067)	(5,160)
Effects in profit and loss	16,825	6,876	(38,636)
Other comprehensive income	27,987	29,959	(43,271)
Ending Balance	(5,420)	(50,232)	(87,067)
Expected credit loss [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	37,063	40,449	30,238
Effects in profit and loss	(22,206)	(3,386)	10,211
Ending Balance	14,857	37,063	40,449
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	25,309	(3,161)	(27,644)
Ending Balance	33,599	25,309	(3,161)
Machinery, equipment and improvements on leased assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	139,178	122,854	75,671
Effects in profit and loss	9,295	16,324	47,183
Ending Balance	148,473	139,178	122,854
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(1,089)	(1,461)	(1,702)
Ending Balance	(1,215)	(1,089)	(1,461)
Improvements to concession assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	1,293,468	1,037,511	834,813
Effects in profit and loss	70,173	255,957	202,698
Ending Balance	1,363,641	1,293,468	1,037,511
Airport concessions and rights to use airport facilities [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	5,588,605	5,432,747	5,046,004
Effects in profit and loss	84,668	155,858	386,743
Ending Balance	5,673,273	5,588,605	5,432,747
Other acquired rights [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	183,100	176,967	161,316
Effects in profit and loss	4,341	6,133	15,651
Ending Balance	187,441	183,100	176,967
Other temporary differences [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	622	492	459
Effects in profit and loss	277	130	33
Ending Balance	899	622	492
Unused tax losses [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	28,028	0	6,104
Effects in profit and loss	560,149	28,028	(6,104)
Ending Balance	588,177	28,028	0
Employee benefits [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	81,562	66,073	56,313
Effects in profit and loss	33,764	16,088	10,602
Other comprehensive income	2,229	(599)	(842)
Ending Balance	117,555	81,562	66,073
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	30,468	44,575	42,485
Ending Balance	77,948	30,468	44,575
Accruals [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	36,419	20,142	25,128
Effects in profit and loss	3,400	16,277	(4,986)
Ending Balance	$ 39,819	$ 36,419	$ 20,142